OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 20	$ 12
Prepaid expenses	23	60
Lease deposits	8	41
Related parties	10	6
Others	14	28
Total	$ 75	$ 147